Employee benefit expenses	12 Months Ended
Dec. 31, 2022
Employee benefit expenses.
Employee benefit expenses
8.	Employee benefit expenses

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	195,462	279,443	361,797
Welfare expenses	8,637	10,711	23,167
Housing funds	14,799	21,299	26,610
Contributions to pension plans (Note)	20,137	49,007	58,721
Share-based compensation expenses (Note 27(d))	29,951	54,144	17,493
	268,986	414,604	487,788

Note:

The employees of the Group in the PRC are members of a state-managed pension scheme operated by the PRC Government. The Group is required to contribute a specified percentage of payroll costs as determined by local government authority to the pension obligations to fund the benefits. The only obligation of the Group with respect to the retirement benefits scheme is to make the specified contribution under the scheme. There were no significant forfeited contributions during the reported periods.

8.	Employee benefit expenses (Continued)

Employee benefit expenses were charged in the following categories in the consolidated statements of loss:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost of revenue	27,108	35,589	57,795
Selling expenses	101,379	142,699	148,963
Administrative expenses	64,610	101,957	121,185
Research and development expenses	75,889	134,359	159,845
	268,986	414,604	487,788